Annual Fund Operating Expenses	Nov. 03, 2025
HORIZON SMALL/MID CAP CORE EQUITY ETF | HORIZON SMALL/MID CAP CORE EQUITY ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%
HORIZON INTERNATIONAL EQUITY ETF | HORIZON INTERNATIONAL EQUITY ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.75%
HORIZON INTERNATIONAL MANAGED RISK ETF | HORIZON INTERNATIONAL MANAGED RISK ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.82%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.82%

[1]	“Other Expenses” are estimated for the current fiscal year.
[2]	“Other Expenses” are estimated for the current fiscal year.
[3]	“Other Expenses” are estimated for the current fiscal year.